Related Party Transactions - Additional Information (Details)	May 27, 2022 CNY (¥) shares
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares surrendered and cancelled | shares	60,540
Shares surrendered and cancelled, consideration value | ¥	¥ 0